TAXATION	9 Months Ended
Mar. 31, 2023
TAXATION
TAXATION

9.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	03/31/2023	03/31/2022
Current tax expense	(1,452,477)	(12,900,338)
Deferred tax	944,555	1,823,767
Total	(507,922)	(11,076,571)

	03/31/2023	03/31/2022
Beginning of the period deferred tax	(24,994,569)	(22,421,125)
Additions for business combination	(16,704,771)	—
Charge for the period	944,555	1,823,767
Charge to OCI	—	2,228,596
Conversion difference	(810,767)	(5,039,676)
Total net deferred tax	(41,565,552)	(23,408,438)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	03/31/2023	03/31/2022
Earning before income tax-rate	23,472,162	11,703,344
Income tax expense by applying tax rate in force in the respective countries	(1,139,677)	(7,535,794)
Share of profit or loss of subsidiaries, joint ventures and associates	202,534	174,481
Stock options charge	(434,439)	(224,971)
Non-deductible expenses	(180,850)	(452,666)
Other tax benefit	183,917	—
Unrecognized tax losses carry-forwards 1	(8,024)	(5,789)
Foreign investment coverage	—	301,774
Tax inflation adjustment	5,587,101	1,399,978
Result of inflation effect on monetary items and other finance results	(4,367,390)	(4,727,582)
Others	(351,094)	(6,002)
Income tax expenses	(507,922)	(11,076,571)

1 - Corresponds mainly to Pro Farm Group Inc.